Statement of Compliance - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Loss allowance	₩ 916,790		₩ 1,094,464	₩ 977,771	₩ 999,678
Retained earnings	44,160,659		42,974,658
Non-controlling interests	₩ 3,347,257		₩ 3,666,334
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings		₩ 447,067
Non-controlling interests		(34,754)
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member] | Loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Loss allowance		107,454
Retained earnings		(51,450)
Non-controlling interests		₩ (34,754)